UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ X]; Amendment Number: 1 (one)
This Amendment (Check only one.): [ X] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      New Amsterdam Partners, LLC
Address:      475 Park Avenue South, 20th Floor
	      New York, NY, 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle R. Clayman
Title:	      Manager
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle R. Clayman 	New York, New York	March 2, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        63

Form 13F Information Table Value Total:  $856724


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA Corp Cl A              COM              007942105     1423    97300 SH       SOLE                    97300
AES Corp.                      COM              00130H105    27063   458700 SH       SOLE                   240400            218300
Altera Corporation             COM              021441100    25717   592900 SH       SOLE                   307700            285200
American Power Conversion      COM              029066107    25386  1336100 SH       SOLE                   745900            590200
Amgen Inc                      COM              031162100    24988   306600 SH       SOLE                   157500            149100
Avon Products                  COM              054303102    11277   454500 SH       SOLE                   230400            224100
Belden Inc.                    COM              077459105     1181    57600 SH       SOLE                    57600
BellSouth Corporation          COM              079860102    20295   451000 SH       SOLE                   230900            220100
Blyth Industries Inc.          COM              09643P108     1195    42600 SH       SOLE                    42600
Cable Design Tech CP -CL       COM              126924109     4460   195500 SH       SOLE                   104900             90600
Calpine Corporation            COM              131347106     9357   110000 SH       SOLE                    50300             59700
CenturyTel Inc                 COM              156700106    30827   758825 SH       SOLE                   447950            310875
Cisco Systems Inc              COM              17275R102     5482    79950 SH       SOLE                    49000             30950
Citigroup Inc                  COM              172967101     1152    26173 SH       SOLE                    26173
Conectiv Inc.                  COM              206829103      589    30000 SH       SOLE                    30000
Conseco Inc                    COM              208464107     4596   241900 SH       SOLE                    99400            142500
Countrywide Credit Ind Inc     COM              222372104    15830   490850 SH       SOLE                   278650            212200
DTE Energy Company             COM              233331107    18271   502300 SH       SOLE                   268000            234300
Dallas Semiconductor Corp.     COM              235204104     1411    26400 SH       SOLE                    26400
Dollar Tree Stores             COM              256747106     1358    34000 SH       SOLE                    34000
EMC Corp/Mass                  COM              268648102    38225   535550 SH       SOLE                   268900            266650
Edwards A.G. Inc               COM              281760108    13275   503300 SH       SOLE                   264900            238400
Electronics for Imaging        COM              286082102     1624    31600 SH       SOLE                    31600
Equifax Inc.                   COM              294429105     1893    67300 SH       SOLE                    67300
Express Scripts Inc-Cl A       COM              302182100    30721   392600 SH       SOLE                   217200            175400
Ford Motor Co.                 COM              345370100     1095    21800 SH       SOLE                    21800
Franklin Resources             COM              354613101     9465   309700 SH       SOLE                   154200            155500
Furniture Brands Intl Inc      COM              360921100    17872   907800 SH       SOLE                   506300            401500
General Mills                  COM              370334104    20890   257500 SH       SOLE                   128800            128700
Gillette Co                    COM              375766102    11108   327300 SH       SOLE                   150700            176600
Health Management              COM              421933102    10176  1312975 SH       SOLE                   741189            571786
Jones Apparel Group Inc        COM              480074103    24987   869100 SH       SOLE                   455800            413300
Knight-Ridder Inc              COM              499040103    18969   344900 SH       SOLE                   188900            156000
Lear Corporation               COM              521865105    14663   416700 SH       SOLE                   196100            220600
Lehman Brothers Holdings       COM              524908100     2282    39100 SH       SOLE                    39100
Linear Technology Corp.        COM              535678106     1229    20900 SH       SOLE                    20900
Mattel Inc. (Subject to Tender COM              577081102    10138   533588 SH       SOLE                   285652            247936
Maxim Integrated Products      COM              57772K101    28607   453400 SH       SOLE                   219900            233500
Merrill Lynch & Co. Inc.       COM              590188108     4285    63600 SH       SOLE                    45800             17800
Microsoft Corp                 COM              594918104    15441   170500 SH       SOLE                    93900             76600
Mobil Corp                     COM              607059102     1360    13500 SH       SOLE                    13500
Navistar International         COM              63934E108     2911    62600 SH       SOLE                    62600
Omnicom Group Inc              COM              681919106    28563   360700 SH       SOLE                   186300            174400
OutBack Steakhouse Inc         COM              689899102    15621   613350 SH       SOLE                   320850            292500
Phillips Petroleum             COM              718507106    19875   407700 SH       SOLE                   197300            210400
Praxair Inc                    COM              74005P104    16776   364700 SH       SOLE                   193700            171000
Remedy Corp                    COM              759548100     4407   155300 SH       SOLE                   127600             27700
Ross Stores Inc.               COM              778296103     1316    65400 SH       SOLE                    65400
SLM Holding Corp               COM              78442A109    19857   461800 SH       SOLE                   247200            214600
Safeway Inc                    COM              786514208    19697   517500 SH       SOLE                   274500            243000
Sanmina Corp.                  COM              800907107    19073   246500 SH       SOLE                   103100            143400
Schering Plough Corp           COM              806605101    19714   451900 SH       SOLE                   228100            223800
Sealed Air Corporation         COM              81211K100    12838   250200 SH       SOLE                   130000            120200
Solectron Corp.                COM              834182107    12854   179000 SH       SOLE                   124100             54900
Southdown Inc                  COM              841297104    19340   361500 SH       SOLE                   198800            162700
Sybron Corp.                   COM              87114F106     1502    55900 SH       SOLE                    55900
TJX Companies                  COM              872540109    18105   645172 SH       SOLE                   320072            325100
Tommy Hilfiger Corp            COM              G8915Z102    20284   719600 SH       SOLE                   384700            334900
Union Carbide Corp Hldg        COM              905581104    18572   326900 SH       SOLE                   176700            150200
Veritas Software Corp          COM              923436109    28347   373300 SH       SOLE                   198300            175000
Wal Mart Stores Inc            COM              931142103    20989   441300 SH       SOLE                   210700            230600
Watson Pharmaceuticals Inc     COM              942683103    13420   439100 SH       SOLE                   231300            207800
Wellpoint Health Networks Inc  COM              94973H108    12500   219300 SH       SOLE                   115900            103400